Pensions and post-retirement benefits - Income statement charge (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Current service cost	£ 53	£ 58
Net finance cost	(40)	(48)
Past service cost	4	0
Other movements	0	1
Total	£ 9	£ 11